Document And Entity Information	Nov. 13, 2020
Cover [Abstract]
Entity Registrant Name	SALLY BEAUTY HOLDINGS, INC.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 17, 2020, Sally Beauty Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”), to report the resignation of Aaron E. Alt as Senior Vice President, Chief Financial Officer and President of Sally Beauty Supply effective November 16, 2020. The Original Form 8-K also reported the appointment of Ms. Marlo Cormier as Chief Financial Officer of the Company, effective November 16, 2020. The Company is filing this amendment to the Original Form 8-K to disclose the compensation of Ms. Cormier in her new role. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0001368458
Entity Emerging Growth Company	false
Document Period End Date	Nov. 13, 2020
Entity File Number	1-33145
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2257936
Entity Address, Address Line One	3001 Colorado Boulevard
Entity Address, City or Town	Denton
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76210
City Area Code	940
Local Phone Number	898-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SBH
Security Exchange Name	NYSE